Asset Impairment (Schedule Of Asset Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Asset Impairment [Abstract]
Flight equipment (Note 6)	$ 21,828	$ 25,616		$ 12,625
Notes receivable (Note 10)		539
Asset impairment	$ 21,828	$ 26,155	[1]	$ 12,625	[1]

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.